Document and Entity Information	Apr. 29, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 29, 2021
Entity Registrant Name	BCB BANCORP, INC.
Entity Incorporation, State or Country Code	NJ
Entity File Number	0-50275
Entity Tax Identification Number	26-0065262
Entity Address, Address Line One	104-110 Avenue C
Entity Address, City or Town	Bayonne
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07002
City Area Code	201
Local Phone Number	823-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	BCBP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K filed by BCB Bancorp, Inc. (the “Company”) on April 30, 2021 (the “Original Filing”), and is being filed solely to disclose the Company’s decision regarding the frequency with which it will submit proposals to approve executive compensation for a non-binding, advisory vote of shareholders at future annual meetings of shareholders. No other changes are being made to the Original Filing.
Amendment Flag	true
Entity Central Index Key	0001228454